Interim Condensed Consolidated Statements of Loss and Other Comprehensive Income/(Loss) (Unaudited) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	kr 263,547	kr 216,484
Cost of sales	(395,406)	(304,046)
Selling expenses	(46,586)	(35,235)
General and administrative expenses	(1,254,350)	(85,738)
Research and development expenses	(205,874)	(131,205)
Other operating income	40,969	13,933
Other operating expenses	(10,826)	(18,988)
Operating loss	(1,608,526)	(344,795)
Share of results of joint venture	270	192
Finance income - interest income	247	127
Finance costs	(95,062)	(544,901)
Net gains on financial liabilities measured at fair value	582,379	1,329
Loss before income tax	(1,120,692)	(888,048)
Income tax benefit	2,637	604
Net loss for the period attributable to owners of the parent	(1,118,055)	(887,444)
Other comprehensive income/(loss) that is or may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(19,303)	60,501
Other comprehensive income/(loss) for the period, net of tax, attributable to owners of the parent	(19,303)	60,501
Total comprehensive loss for the period, net of tax, attributable to the owners of the parent	kr (1,137,358)	kr (826,943)
Basic loss per common share	kr (17.85)	kr (21.82)
Diluted loss per common share	kr (17.85)	kr (21.82)